TAXATION - Factors affecting future tax charges (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of expected tax charge
Current tax payable, uncertain tax positions		$ 121	$ 150
Other interest on provision for uncertain tax positions		13	10
Tax receivables		33	37
Deferred tax assets		$ 274	$ 177
UK corporation tax rate (as a percent)	25.00%	23.50%	19.00%	19.00%
Profit before taxation		$ 290	$ 235	$ 586
Expected taxation at UK statutory rate		68	45	111
Differences in overseas taxation rates		(24)	(19)	(17)
R&D credits		(7)	(10)	(12)
Tax losses and other deferred tax assets not recognised				7
Recognition of previously unrecognised tax losses		(14)	(4)	(2)
Expenses not deductible for tax purposes		38	31	22
Change in tax rates		2	5	14
Withholding tax on unremitted earnings		3	1	(4)
Adjustments in respect of prior years		(35)	(27)	(29)
Total taxation charge as per the income statement		27	12	62
Non taxable accounting gains on UK owned investments				$ 17
UK
Reconciliation of expected tax charge
Tax effect of non-taxable impairments of investments		$ 7	$ 7